united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/16

Item 1. Reports to Stockholders.

Patriot Fund
Patriot Balanced Fund

Annual Report
September 30, 2016

1-855-527-2363
www.patriotfund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Patriot Fund

Shareholder Letter

September 30, 2016

The Patriot Fund (the “Fund”) is a large cap domestic equity portfolio that attempts to provide long-term capital appreciation while maintaining a ‘terror-free’ investment mandate. The Patriot Fund was created to give individual investors the same opportunity to divest their portfolios of companies operating in nations designated as state sponsors of terrorism that institutions have had for years. The Advisor believes that divestment, in addition to being a patriotic act, can help minimize global security risk in a portfolio. The Patriot Fund employs Ascendant’s proprietary investment process that is based on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

For the twelve months ended September 30, 2016 the Fund (TRFTX) returned +10.27%. YTD the Fund has a return of +4.40%. The Patriot Fund’s positive performance is attributable to strong security selection across multiple sectors. The leading sectors for the past year were: Telecommunications (+31.2%), Energy (+27.1%), Real Estate (+24.2%), and Information Technology (+21.1%). The lagging sectors were: Materials (-22.6%) and Consumer Discretionary (-3.1%). Top individual performers included: EOG Resources (+36.7%, 2.2% of the Fund), Chevron (+36.5%, 2.1% of the Fund), Constellation Brands (+34.2%, 3.0% of the Fund), Qualcomm (+32.3%, 2.6% of the Fund) and Kraft Heinz (+31.6%, 2.7% of the Fund). The worst performers were: Kroger (-22.8%, 2.0% of the Fund), Dollar General(-21.7%, sold on 8/31/16), CF Industries (-20.1%, sold on 3/8/16) and Wells Fargo (-17.7%, 2.0% of the Fund).

Considerations for the coming year include the new policies of the Republican Administration, central bank interest rate decisions (which should show small and gradual rate increases), the level of long-term interest rates (which can be influenced by the U.S.’s level of budget deficits, i.e. tax policy versus spending on infrastructure and defense; as well as inflation, and foreign countries’ willingness to hold U.S. Treasuries), the movement in the dollar (which has been strong lately), and whether the new administration is able to renegotiate trade deals without resulting in tariff wars. The earnings recession appears to be over, and forecasts are for positive earnings growth to resume in 2017.

We believe that a diversified portfolio built using a disciplined and consistently applied process to identify relative value in stocks, coupled with the potential for strong earnings growth and stock price momentum is the best approach to managing the various risk factors investors face.

Regards,

James H. Lee

Portfolio Manager

7962-NLD-11/25/2016

Patriot Balanced Fund
Shareholders Letter

September 30, 2016

The Patriot Balanced Fund (the “Fund”) began trading on October 5, 2011. The Fund is a combination of our MultiCap Equity and Fixed Income Composite Strategies which have previously only been available through our separately managed account products structure. Our proprietary process is built on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

For the twelve months ended September 30, 2016 the Fund (ATBIX) returned +6.96%. YTD the Fund has a return of +4.80%. Gross of fees, the equity portion of the Fund returned +15.6% for the year, and fixed income returned +2.7%. The leading sectors for the past year were: Real Estate (+32.6%), Telecommunications (+29.1%), Energy (+20.0%), and Information Technology (+19.2%). The lagging sector was Consumer Discretionary (+5.1%). Top individual performers included: VanEck Vectors Gold Miners ETF (+114%, .11% of the Fund), RSP Permian (+91.5%, .15% of the Fund), Spectra Energy (+71.5%, .57% of the Fund), and Apache (+66.7%, .13% of the Fund). The worst performers were: Freeport-McMoRan (-61.3%, sold on 1/13/16 ), Denbury Resources (-45.1%, sold on 1/13/16 ), Outerwall (-44.9%, sold on 1/13/16), and Marathon (-36.6%, .07% of the Fund).

Considerations for the coming year include the new policies of the Republican Administration, central bank interest rate decisions (which should show small and gradual rate increases), the level of long-term interest rates (which can be influenced by the U.S.’s level of budget deficits, i.e. tax policy versus spending on infrastructure and defense; as well as inflation, and foreign countries’ willingness to hold U.S. Treasuries), the movement in the dollar (which has been strong lately), and whether the new administration is able to renegotiate trade deals without resulting in tariff wars. The earnings recession appears to be over, and forecasts are for positive earnings growth to resume in 2017.

Our Fund is tactically allocated based upon the decisions of the Ascendant Advisors Investment Committee. The current allocation is a mix of 60% equities and 40% fixed income, which is a “neutral” equity weighting. Within equity, on a fund percentage weighting, the allocation is: Large Cap 22.5%, Small-Mid Cap 17.5%, Equity Income 15.0% and Natural Resurces 5.0%. We currently have a defensive position in Fixed Income, since we are forecasting a gradual rise in both short term and long term interest rates.

Regards,

James H. Lee
Portfolio Manager

7962-NLD-11/25/2016

Patriot Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2016

The Fund’s performance figures* for the periods ended September 30, 2016, compared to its benchmark:

	One	Annualized	Annualized Inception** -
	Year	Three Year	September 30, 2016
Patriot Fund - Class A Shares	9.94%	11.14%	11.33%
Patriot Fund - Class A Shares with load	3.64%	8.96%	9.90%
Patriot Fund - Class C Shares	9.15%	10.34%	10.55%
Patriot Fund - Class I Shares	10.27%	11.46%	11.63%
S&P 500 Total Return Index	15.43%	11.16%	12.85%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.62%, 3.37% and 2.39%, respectively, for Class A, Class C and Class I shares per the May 27, 2016 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Inception date is March 1, 2012.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Patriot Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

September 30, 2016

The Fund’s top asset classes and industry sectors as of September 30, 2016, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Consumer, Non-cyclical	25.1%
Financial	18.1%
Consumer, Cyclical	14.4%
Technology	12.8%
Communications	10.7%
Energy	6.6%
Industrial	6.1%
Utilities	2.3%
Basic Materials	1.9%
Other, Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Patriot Balanced Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2016

The Fund’s performance figures* for the periods ended September 30, 2016, compared to its benchmarks:

	One	Annualized	Annualized Inception** -
	Year	Three Year	September 30, 2016
Patriot Balanced Fund - Class A Shares	6.61%	3.26%	8.33%
Patriot Balanced Fund - Class A Shares with load	0.51%	1.25%	7.05%
Patriot Balanced Fund - Class C Shares	5.85%	2.46%	7.55%
Patriot Balanced Fund - Class I Shares	6.96%	3.52%	8.65%
S&P 500 Total Return Index	15.43%	11.16%	16.15%
BofA Merrill Lynch U.S. Corporate & Government Index	5.86%	4.37%	3.38%
Blended Benchmark Index***	11.71%	8.56%	11.06%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.28%, 3.03% and 2.03%, respectively, for Class A, Class C and Class I shares per the May 27, 2016 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Commencement of operations is October 5, 2011.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

B of A Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. Investors cannot invest directly in an index or benchmark.

***	The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Patriot Balanced Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

September 30, 2016

The Fund’s top asset classes and industry sectors as of September 30, 2016, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Funds
Mutual Funds	24.2%
Exchange Traded Funds	10.1%
Consumer, Non-cyclical	12.0%
Financial	11.4%
Technology	8.4%
Consumer, Cyclical	8.2%
Energy	5.6%
Industrial	5.6%
Communications	5.4%
Basic Materials	2.7%
Utilities	0.9%
Other, Cash & Cash Equivalents	5.5%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

 PATRIOT FUND

PORTFOLIO OF INVESTMENTS

September 30, 2016

Shares		Value
	COMMON STOCKS - 98.0%
	AEROSPACE/DEFENSE - 5.0%
5,367	General Dynamics Corp.	$832,744
5,619	Raytheon Co.	764,914
		1,597,658
	AIRLINES - 2.4%
18,946	Southwest Airlines Co.	736,810

	BANKS - 8.6%
33,884	Bank of America Corp.	530,285
11,099	Northern Trust Corp.	754,621
17,979	U.S. Bancorp	771,119
13,803	Wells Fargo & Co.	611,197
		2,667,222
	BEVERAGE - 3.0%
5,577	Constellation Brands, Inc.	928,515

	CHEMICALS - 1.9%
7,231	LyondellBasell Industries N.V.	583,252

	COMPUTERS - 2.9%
8,001	Apple, Inc.	904,513

	DIVERSIFIED FINANCIAL SERVICES - 6.7%
12,373	Discover Financial Services	699,693
6,558	Mastercard, Inc. - Class A	667,408
25,392	Synchrony Financial	710,976
		2,078,077
	ELECTRIC - 2.3%
11,351	American Electric Power Co., Inc.	728,848

	ENVIRONMENTAL CONTROL - 1.0%
6,124	Republic Services, Inc.	308,956

	FOOD - 4.7%
9,389	Kraft Heinz Co./The	840,409
21,258	Kroger Co./The	630,938
		1,471,347
	HEALTHCARE - PRODUCTS - 5.0%
8,478	Danaher Corp.	664,590
5,549	Thermo Fisher Scientific. Inc,	882,624
		1,547,214
	HEALTHCARE - SERVICES - 7.1%
5,395	Aetna, Inc.	622,853
9,655	HCA Holdings, Inc. *	730,208
6,054	UnitedHealth Group, Inc.	847,560
		2,200,621
	HOUSEWARES - 2.6%
15,400	Newell Brands Inc.	810,964

See accompanying notes to financial statements.

PATRIOT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Value
	INSURANCE - 2.8%
7,007	Chubb Ltd.	$880,430

	INTERNET - 3.0%
589	Alphabet, Inc. - Class A *	473,591
589	Alphabet, Inc. - Class C *	457,824
		931,415
	LEISURE TIME - 2.5%
16,003	Carnival Corp.	781,266

	MEDIA - 2.0%
25,547	Twenty-First Century Fox, Inc.	618,748

	OIL & GAS - 6.6%
6,460	Chevron Corp.	664,863
7,007	EOG Resources, Inc.	677,647
8,071	Exxon Mobil Corp.	704,437
		2,046,947
	PHARMACEUTICALS - 5.4%
6,852	Johnson & Johnson	809,427
13,859	Merck & Co., Inc.	864,940
		1,674,367
	RETAIL - 7.0%
5,703	McDonald’s Corp.	657,898
9,795	TJX Cos., Inc.	732,470
10,804	Wal-Mart Stores, Inc.	779,184
		2,169,552
	SEMICONDUCTORS - 4.9%
11,953	QUALCOMM, Inc.	818,780
10,244	Texas Instruments, Inc.	718,924
		1,537,704
	SOFTWARE - 4.9%
8,520	Fiserv, Inc. *	847,485
17,530	Oracle Corp.	688,578
		1,536,063
	TELECOMMUNICATIONS - 5.7%
19,548	AT&T, Inc.	793,844
31,320	Cisco Systems, Inc.	993,471
		1,787,315

	TOTAL COMMON STOCKS (Cost $26,033,426)	30,527,804

See accompanying notes to financial statements.

 PATRIOT FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Value
	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
140,026	Dreyfus Cash Management, Institutional Shares, 0.04%** (Cost $140,026)	$140,026

	TOTAL INVESTMENTS - 98.5% (Cost $26,173,452) (a)	$30,667,830
	OTHER ASSETS LESS LIABILITIES - 1.5%	476,036
	NET ASSETS - 100.0%	$31,143,866

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,322,813 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,907,183
Unrealized Depreciation:	(562,166)
Net Unrealized Appreciation:	$4,345,017

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016. N.V. - Naamloze Vennootschap

See accompanying notes to financial statements.

 Patriot Balanced Fund

PORTFOLIO OF INVESTMENTS

September 30, 2016

Shares		Value
	COMMON STOCKS - 38.0%
	ADVERTISING - 0.3%
680	Omnicom Group, Inc.	$57,800

	AEROSPACE & DEFENSE - 1.3%
592	Harris Corp.	54,233
426	Lockheed Martin Corp.	102,121
628	Raytheon Co.	85,490
		241,844
	AIRLINES - 0.4%
1,215	Alaska Air Group, Inc.	80,020

	AUTO PARTS & EQUIPMENT - 0.9%
2,415	Goodyear Tire & Rubber Co.	78,004
780	Lear Corp.	94,552
		172,556
	BANKS - 1.9%
1,420	BB&T Corp.	53,562
2,704	International Bancshares Corp.	80,525
2,186	Prosperity Bancshares, Inc.	119,990
8,893	Regions Financial Corp.	87,774
		341,851
	BEVERAGES - 0.4%
1,584	Coca-Cola Enterprises, Inc.	63,202

	BIOTECHNOLOGY - 0.3%
336	Amgen, Inc.	56,048

	CHEMICALS - 1.5%
164	Agrium, Inc.	14,873
2,203	Celanese Corp.	146,632
1,424	Sensient Technologies Corp.	107,939
		269,444
	COMMERCIAL SERVICES - 1.0%
717	Automatic Data Processing, Inc.	63,239
1,731	Deluxe Corp.	115,666
		178,905
	COMPUTERS - 1.1%
919	Apple, Inc.	103,893
1,760	Synopsys, Inc. *	104,456
		208,349
	DISTRIBUTION/WHOLESALE - 0.4%
2,152	LKQ Corp. *	76,310

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
417	Alliance Data Systems Corp. *	89,459
6,096	Navient Corp.	88,209
		177,668
	ELECTRIC - 0.9%
1,180	American Electric Power Co, Inc.	75,768
1,221	Pinnacle West Capital Corp.	92,784
		168,552

See accompanying notes to financial statements.

Patriot Balanced Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,185	Belden, Inc.	$81,753

	ENGINEERING & CONSTRUCTION - 1.1%
2,870	AECOM *	85,325
1,340	Dycom Industries, Inc. *	109,585
		194,910
	ENTERTAINMENT - 0.4%
441	Vail Resorts, Inc.	69,184

	FOOD - 1.2%
1,777	Cal-Maine Foods, Inc.	68,486
1,000	The Kraft Foods Group, Inc.	89,510
1,236	Sysco Corp.	60,576
		218,572
	HEALTHCARE - PRODUCTS - 1.2%
2,242	Hologic, Inc. *	87,057
1,129	ResMed, Inc.	73,148
2,433	VWR Corp. *	69,000
		229,205
	HEALTHCARE - SERVICES - 0.4%
469	UnitedHealth Group, Inc.	65,660

	HOME BUILDERS - 0.3%
1,924	Toll Brothers, Inc. *	57,451

	HOUSEHOLD PRODUCTS & WARES - 0.4%
531	Spectrum Brands Holdings, Inc.	73,113

	HOUSEWARES - 0.4%
1,414	Newell Rubbermaid, Inc.	74,461

	INSURANCE - 2.8%
1,341	Aflac, Inc.	96,377
1,429	American Financial Group, Inc.	107,175
1,336	Assurant, Inc.	123,246
709	Chubb Ltd.	89,086
1,397	Cincinnati Financial Corp.	105,362
		521,246
	LEISURE TIME - 0.5%
1,691	Carnival Corp.	82,555

	MACHINERY - DIVERSIFIED - 0.1%
311	Deere & Co.	26,544

	MEDIA - 0.4%
3,411	TEGNA, Inc.	74,564

	MINING - 0.2%
1,484	Alcoa, Inc.	15,048
197	Newmont Mining Corp.	7,740
307	Southern Copper Corp.	8,074
		30,862

See accompanying notes to financial statements.

Patriot Balanced Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Value
	MISCELLANEOUS MANUFACTURING - 1.1%
1,796	AZZ, Inc.	$117,225
1,131	Ingersoll-Rand PLC	76,840
		194,065
	OIL & GAS - 2.9%
280	Anadarko Petroleum Corp.	17,741
372	Apache Corp.	23,760
697	BP PLC - ADR	24,507
655	Cabot Oil & Gas Corp.	16,899
552	Carrizo Oil & Gas, Inc. *	22,422
349	Chevron Corp.	35,919
141	Cimarex Energy Co.	18,946
587	ConocoPhillips	25,517
471	Devon Energy Corp.	20,776
347	Diamond Offshore Drilling, Inc.	6,111
310	EOG Resources, Inc.	29,980
224	EQT Corp.	16,267
395	Exxon Mobil Corp.	34,476
1,626	Gulfport Energy Corp. *	45,934
573	Imperial Oil Ltd.	17,946
324	Marathon Petroleum Corp.	13,151
442	Newfield Exploration Co. *	19,209
359	Occidental Petroleum Corp.	26,178
102	Pioneer Natural Resources Co.	18,936
691	RSP Permian, Inc. *	26,797
1,135	Valero Energy Corp.	60,155
		521,627
	OIL & GAS SERVICES - 0.5%
137	Core Laboratories N.V.	15,389
520	Halliburton Co.	23,338
750	Oil States International, Inc. *	23,678
793	RPC, Inc. *	13,322
1,210	Superior Energy Services, Inc.	21,659
		97,386
	PACKAGING & CONTAINERS - 0.1%
290	Packaging Corp. of America	23,565

	PHARMACEUTICALS - 2.3%
1,567	AbbVie, Inc.	98,831
914	Johnson & Johnson	107,971
1,812	Merck & Co, Inc.	113,087
2,075	Prestige Brands Holdings, Inc. *	100,160
		420,049
	PIPELINES - 1.4%
770	Enbridge Energy Partners LP	19,581
685	Enterprise Products Partners LP	18,927
1,083	Magellan Midstream Partners LP	76,611
247	ONEOK Partners LP	9,868
371	Plains All American Pipeline LP	11,653
2,331	Spectra Energy Partners LP	101,841
339	TransCanada Corp.	16,123
		254,604

See accompanying notes to financial statements.

Patriot Balanced Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
7,711	Duke Realty Corp.	$210,742
1,171	Extra Space Storage, Inc.	92,989
725	Weyerhaeuser Co.	23,156
		326,887
	RETAIL - 1.1%
1,236	Foot Locker, Inc.	83,702
740	Tractor Supply Co.	49,839
1,051	Wal-Mart Stores, Inc.	75,798
		209,339
	SEMICONDUCTORS - 1.0%
2,559	Intel Corp.	96,602
1,141	QUALCOMM, Inc.	78,159
		174,761
	SOFTWARE - 3.3%
1,687	CA, Inc.	55,806
1,338	CDK Global, Inc.	76,748
1,307	j2 Global, Inc.	87,059
1,953	Microsoft Corp.	112,493
1,061	MSCI, Inc.	89,060
1,051	Open Text Corp.	68,168
1,041	SYNNEX Corp.	118,788
		608,122
	TELECOMMUNICATIONS - 1.3%
1,716	AT&T, Inc.	69,687
2,941	Cisco Systems, Inc.	93,288
1,292	Verizon Communications, Inc.	67,158
		230,133
	TOTAL COMMON STOCKS (Cost $5,245,135)	6,953,167

Principal ($)
	CONVERTIBLE BONDS - 11.7%
	AIRLINES - 0.8%
55,000	AirTran Holdings, Inc., 5.250% due 11/1/16	150,838

	AUTO MANUFACTURERS - 1.7%
98,000	Navistar International Corp., 4.500% due 10/15/18	93,712
242,000	Tesla Motors, Inc., 1.250% due 3/1/21	208,120
		301,832
	DISTRIBUTION/WHOLESALE - 0.5%
103,000	Titan Machinery, Inc., 3.750% due 5/1/19	90,962

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	149,572

	HEALTHCARE-PRODUCTS - 1.2%
140,000	NuVasive, Inc., 2.750% due 7/1/17	225,838

	HEALTHCARE - SERVICES - 1.5%
119,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	118,628
100,000	Healthways, Inc., 1.500% due 7/1/18	145,563
		264,191
	INTERNET - 1.0%
200,000	Web.com Group, Inc., 1.000% due 8/15/18	190,875

See accompanying notes to financial statements.

Patriot Balanced Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Shares		Value
	INVESTMENT COMPANIES - 1.4%
250,000	Prospect Capital Corp., 5.875% due 1/15/19	$257,500

	OIL & GAS - 0.0%
195,000	Energy XXI Bermuda Ltd., 3.000% due 12/15/18	1,316
203,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	548
		1,864
	SEMICONDUCTORS - 1.0%
150,000	Rambus, Inc., 1.125% due 8/15/18	177,188

	SOFTWARE - 1.1%
99,000	Cornerstone OnDemand, Inc., 1.500% due 7/1/18	108,281
100,000	Nuance Communications, Inc., 2.750% due 11/1/31	100,813
		209,094
	TRANSPORTATION - 0.7%
158,000	Scorpio Tankers, Inc., 2.375% due 7/1/19 - 144A	126,301

	TOTAL CONVERTIBLE BONDS (Cost $2,211,758)	2,146,055

	EXCHANGE TRADED FUNDS - 10.1%
	ASSET ALLOCATION FUND - 2.0%
7,650	SPDR Barclays Convertible Securities ETF	354,654

	COMMODITY FUND - 0.1%
218	SPDR Gold Shares *	27,390

	DEBT FUND - 7.8%
5,725	First Trust Senior Loan ETF	277,491
14,875	Highland/iBoxx Senior Loan ETF	277,270
5,250	iShares iBoxx $ High Yield Corporate Bond ETF	458,115
2,900	SPDR Barclays High Yield Bond ETF	106,488
3,470	Vanguard Intermediate-Term Corporate Bond ETF	310,842
		1,430,206
	EQUITY FUNDS - 0.2%
386	iShares Global Timber & Forestry ETF	19,327
761	VanEck Vectors Gold Miners ETF	20,113
		39,440

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,802,849)	1,851,690

	MUTUAL FUNDS - 24.2%
	CLOSED-END FUND - 0.1%
2,172	Sprott Physical Silver Trust - Trust Unit *	16,051

	OPEN-END FUNDS - 24.1%
17,505	Ascendant Deep Value Convertibles Fund - Class I #	199,737
280,889	Patriot Fund - Class A #	4,204,909
		4,404,646

	TOTAL MUTUAL FUNDS (Cost $4,430,649)	4,420,697

See accompanying notes to financial statements.

 Patriot Balanced Fund

PORTFOLIO OF INVESTMENTS (Continued)

Principal ($)		Value
	NON-CONVERTIBLE BONDS - 10.4%
	AGRICULTURE - 0.1%
14,000	Archer-Daniels Midland Co., 8.375% due 4/15/17	$14,542

	AUTO MANUFACTURERS - 0.5%
86,000	Ford Motor Co., 6.500% due 8/1/18	93,691

	BANKS - 0.3%
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	57,639

	BEVERAGES - 0.2%
34,000	PepsiCo., Inc., 5.000% due 6/1/18	36,145

	CHEMICALS - 0.7%
110,000	The Valspar Corp., 7.250% due 6/15/19	124,905

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
200,000	General Cable Corp., 4.500% due 11/15/29	134,625

	FOOD - 1.3%
225,000	Kellogg Co., 3.250% due 5/21/18	232,109

	INTERNET - 0.5%
92,000	eBay, Inc., 2.200% due 8/1/19	93,242

	IRON & STEEL - 0.4%
74,000	Nucor Corp., 5.750% due 12/1/17	77,059

	MEDIA - 1.9%
210,000	Time Warner Cable, Inc., 5.850% due 5/1/17	215,274
115,000	Viacom, Inc., 5.625% due 9/15/19	125,791
		341,065
	OFFICE & BUSINESS EQUIPMENT - 0.8%
150,000	Xerox Corp., 3.500% due 8/20/20	152,882

	PHARMACEUTICALS - 0.6%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/19	37,425
74,000	Pfizer, Inc., 4.650% due 3/1/18	77,693
		115,118
	PIPELINES - 0.8%
70,000	Kinder Morgan, Inc., 6.500% due 9/15/20	78,376
70,000	Kinder Morgan Energy Partners LP, 5.300% due 9/15/20	75,593
		153,969
	PRIVATE EQUITY - 1.4%
248,000	Icahn Enterprises Finance Corp., 3.500% due 3/15/17	248,918

	RETAIL - 0.2%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	37,401

	TOTAL NON-CONVERTIBLE BONDS (Cost $1,899,343)	1,913,310

See accompanying notes to financial statements.

Patriot Balanced Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Principal ($)			Value

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.6%
50,545	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	$52,110
47,855	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	50,833
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $101,888)	102,943
Shares
		SHORT-TERM INVESTMENT- 5.2%
		MONEY MARKET FUND - 5.2%
951,884		Dreyfus Cash Management, Institutional Shares, 0.4% ** (Cost $951,884)	951,884

		TOTAL INVESTMENTS - 100.2% (Cost $16,643,506) (a)	$18,339,746
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(30,352)
		NET ASSETS - 100.0%	$18,309,394

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,723,959 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,224,107
Unrealized Depreciation:	(608,320)
Net Unrealized Appreciation:	$1,615,787

*	Non-Income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

#	Affiliated Fund

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2016, such securities amounted to $126,301 or 0.7% of net assets.

ADR - American Depositary Receipt.

LP - Limited Partnership

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

(b)	Principal Amount of security is adjusted for inflation factor.

See accompanying notes to financial statements.

The Patriot Funds

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2016

		Patriot Balanced
	Patriot Fund	Fund
ASSETS
Investment in securities:
Unaffiliated companies, At Cost	$26,173,452	$12,228,769
Affiliated companies, At Cost	—	4,414,737
Investments, At Cost	$26,173,452	$16,643,506
Unaffiliated companies, At Value	$30,667,830	$13,935,100
Affiliated companies, At Value	—	4,404,646
Investments, At Value	$30,667,830	$18,339,746
Receivable for securities sold	622,795	35,942
Receivable for Fund shares sold	52,863	—
Dividends and interest receivable	34,610	46,258
Prepaid expenses and other assets	25,381	10,285
TOTAL ASSETS	31,403,479	18,432,231

LIABILITIES
Payable for investments purchased	—	34,973
Payable for Fund shares redeemed	201,251	49,236
Investment advisory fees payable	33,129	12,482
Distribution (12b-1) fees payable	2,576	670
Payable to related parties	6,365	8,099
Accrued expenses and other liabilities	16,292	17,377
TOTAL LIABILITIES	259,613	122,837
NET ASSETS	$31,143,866	$18,309,394

Net Assets Consist Of:
Paid in capital	$26,346,986	$15,347,595
Undistributed (accumulated) net investment income (loss)	(30,837)	72,264
Accumulated net realized gain from security transactions	333,339	1,193,295
Net unrealized appreciation on investments	4,494,378	1,696,240
NET ASSETS	$31,143,866	$18,309,394

Net Asset Value Per Share:
Class A Shares:
Net Assets	$10,874,638	$1,699,920
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	726,269	124,039
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$14.97	$13.70
Maximum offering price per share (maximum sales charge of 5.75%) (b)	$15.88	$14.54

Class C Shares:
Net Assets	$466,700	$387,030
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	32,244	29,031
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.47	$13.33

Class I Shares:
Net Assets	$19,802,528	$16,222,444
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,305,678	1,178,887
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$15.17	$13.76

(a)	Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption of shares held less than 30 days may be assessed a redemption fee of 2.00%.

(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 18 months after their purchase.

See accompanying notes to financial statements.

The Patriot Funds

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2016

		Patriot Balanced
	Patriot Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies (Less foreign withholding tax $2,965 and $1,589)	$527,571	$290,500
Dividends from affiliated companies	—	991
Interest	2,363	180,073
TOTAL INVESTMENT INCOME	529,934	471,564

Investment advisory fees	356,003	203,527
Distribution (12b-1) fees:
Class A	17,867	4,568
Class C	4,579	4,278
Administrative services fees	59,382	66,354
Registration fees	36,658	16,115
Professional fees	27,508	28,220
Printing and postage expenses	20,474	12,536
Transfer agent fees	19,675	18,409
Compliance officer fees	14,652	7,174
Trustees fees and expenses	11,182	11,182
Custodian fees	5,038	4,932
Non 12b-1 shareholder servicing	3,230	1,535
Insurance expense	659	699
Other expenses	1,939	1,762
TOTAL EXPENSES	578,846	381,291

Less: Fees waived by the Adviser	(9,031)	—
Less: Fees waived by the Adviser for Affiliated Holdings	—	(4,214)

NET EXPENSES	569,815	377,077
NET INVESTMENT INCOME (LOSS)	(39,881)	94,487

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	361,775	1,183,148
Security transactions, affiliated companies	—	(263)
Distributions of capital gains from underlying investment companies	—	2,130
	361,775	1,185,015

Net change in unrealized appreciation (depreciation) of:
Net change in unrealized appreciation (depreciation) on investments, unaffiliated companies	2,077,814	(44,294)
Net change in unrealized depreciation on investments, affiliated companies	—	(10,091)
	2,077,814	(54,385)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,439,589	1,130,630

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,399,708	$1,225,117

See accompanying notes to financial statements.

 PATRIOT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
FROM OPERATIONS	September 30, 2016	September 30, 2015
Net investment loss	$(39,881)	$(57,085)
Net realized gain from security transactions	361,775	764,357
Net change in unrealized appreciation (depreciation) on investments	2,077,814	(745,001)
Net increase (decrease) in net assets resulting from operations	2,399,708	(37,729)
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(177,172)	(104,981)
Class C	(12,232)	(8,892)
Class I	(432,248)	(600,776)
Net decrease in net assets resulting from distributions to shareholders	(621,652)	(714,649)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,837,036	4,741,164
Class C	147,236	308,934
Class I	5,297,602	5,852,861
Net asset value of shares issued in reinvestment of distributions:
Class A	75,672	89,761
Class C	9,253	8,891
Class I	342,069	567,564
Payments for shares redeemed:
Class A	(3,617,683)	(306,058)
Class C	(88,106)	(311,817)
Class I	(2,411,391)	(896,609)
Redemption fee proceeds:
Class A	32	26
Class C	2	3
Class I	103	111
Net increase in net assets resulting from shares of beneficial interest	7,591,825	10,054,831

TOTAL INCREASE IN NET ASSETS	9,369,881	9,302,453

NET ASSETS
Beginning of Year	21,773,985	12,471,532
End of Year*	$31,143,866	$21,773,985
* Includes accumulated net investment loss of:	$(30,837)	$—

See accompanying notes to financial statements.

PATRIOT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
SHARE ACTIVITY	September 30, 2016	September 30, 2015
Class A:
Shares Sold	531,730	322,014
Shares Reinvested	5,208	6,590
Shares Redeemed	(249,002)	(20,970)
Net increase in shares of beneficial interest outstanding	287,936	307,634

Class C:
Shares Sold	10,592	21,667
Shares Reinvested	655	666
Shares Redeemed	(6,358)	(21,728)
Net increase in shares of beneficial interest outstanding	4,889	605

Class I:
Shares Sold	365,514	394,561
Shares Reinvested	23,286	41,338
Shares Redeemed	(164,046)	(60,860)
Net increase in shares of beneficial interest outstanding	224,754	375,039

See accompanying notes to financial statements.

PATRIOT BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
FROM OPERATIONS	September 30, 2016	September 30, 2015
Net investment income	$94,487	$151,675
Net realized gain from security transactions and options written	1,182,885	564,246
Distributions of capital gains from underlying investment companies	2,130	4,824
Net change in unrealized depreciation of investments	(54,385)	(1,761,904)
Net increase (decrease) in net assets resulting from operations	1,225,117	(1,041,159)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(41,575)	(100,460)
Class C	(10,341)	(35,442)
Class I	(363,444)	(957,127)
From net investment income:
Class A	(6,157)	(7,555)
Class I	(100,861)	(124,347)
Net decrease in net assets from distributions to shareholders	(522,378)	(1,224,931)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	10,399	23,397
Class C	5,700	94,806
Class I	503,580	3,081,707
Net asset value of shares issued in reinvestment of distributions
Class A	46,234	104,454
Class C	2,297	13,749
Class I	453,838	1,053,252
Payments for shares redeemed
Class A	(320,689)	(306,993)
Class C	(172,253)	(225,910)
Class I	(2,059,903)	(6,364,701)
Redemption fee proceeds
Class A	—	23
Class C	—	7
Class I	—	213
Net decrease in net assets from shares of beneficial interest	(1,530,797)	(2,525,996)

TOTAL DECREASE IN NET ASSETS	(828,058)	(4,792,086)

NET ASSETS
Beginning of Year	19,137,452	23,929,538
End of Year*	$18,309,394	$19,137,452
* Includes undistributed net investment income of:	$72,264	$91,161

See accompanying notes to financial statements.

PATRIOT BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
SHARE ACTIVITY - CLASS A	September 30, 2016	September 30, 2015
Shares Sold	801	1,644
Shares Reinvested	3,505	7,630
Shares Redeemed	(23,866)	(21,598)
Net decrease in shares of beneficial interest outstanding	(19,560)	(12,324)

SHARE ACTIVITY - CLASS C
Shares Sold	435	6,738
Shares Reinvested	178	1,021
Shares Redeemed	(13,386)	(16,549)
Net decrease in shares of beneficial interest outstanding	(12,773)	(8,790)

SHARE ACTIVITY - CLASS I
Shares Sold	37,864	216,164
Shares Reinvested	34,330	76,711
Shares Redeemed	(155,644)	(451,641)
Net decrease in shares of beneficial interest outstanding	(83,450)	(158,766)

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class A Shares	2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$13.99	$14.37	$11.91	$10.51	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)	(0.03)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain on investments	1.43	0.47	2.56	1.43	0.53
Total from investment operations	1.38	0.44	2.50	1.40	0.51

Less distributions from:
Net realized gains	(0.40)	(0.82)	(0.04)	—	—
Total distributions	(0.40)	(0.82)	(0.04)	—	—
Paid-in-Capital From Redemption Fees (2)	0.00 (7)	0.00 (7)	—	—	0.00	(7)
Net asset value, end of period	$14.97	$13.99	$14.37	$11.91	$10.51
Total return (3)	9.94%	3.22%	20.99%	13.32%	5.10	% (6)
Net assets, at end of period (000s)	$10,875	$6,132	$1,878	$801	$747
Ratio of gross expenses to average net assets (4)	2.43%	2.61%	2.89%	3.04%	4.32	% (5)
Ratio of net expenses to average net assets	2.40%	2.40%	2.40%	2.40%	2.40	% (5)
Ratio of net investment loss to average net assets	(0.33)%	(0.23)%	(0.47)%	(0.27)%	(0.28	)% (5)
Portfolio Turnover Rate	49%	22%	23%	32%	34	% (6)

(1)	The Patriot Fund’s Class A shares commenced operations on March 1, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class C Shares	2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$13.63	$14.13	$11.79	$10.48	$10.00
Activity from investment operations:
Net investment loss (2)	(0.15)	(0.18)	(0.17)	(0.13)	(0.06)
Net realized and unrealized gain on investments	1.39	0.50	2.55	1.44	0.54
Total from investment operations	1.24	0.32	2.38	1.31	0.48

Less distributions from:
Net realized gains	(0.40)	(0.82)	(0.04)	—	—
Total distributions	(0.40)	(0.82)	(0.04)	—	—
Paid-in-Capital From Redemption Fees (2)	0.00 (7)	0.00 (7)	—	—	0.00	(7)
Net asset value, end of period	$14.47	$13.63	$14.13	$11.79	$10.48
Total return (3)	9.15%	2.39%	20.19%	12.50%	4.80	% (6)
Net assets, at end of period (000s)	$467	$373	$378	$239	$37
Ratio of gross expenses to average net assets (4)	3.18%	3.36%	3.64%	3.79%	5.07	% (5)
Ratio of net expenses to average net assets	3.15%	3.15%	3.15%	3.15%	3.15	% (5)
Ratio of net investment loss to average net assets	(1.06)%	(0.64)%	(1.24)%	(1.14)%	(1.03	)% (5)
Portfolio Turnover Rate	49%	22%	23%	32%	34	% (6)

(1)	The Patriot Fund’s Class C shares commenced operations on March 1, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	September 30,	September 30,	September 30,		September 30,		September 30,
Class I Shares	2016	2015	2014		2013		2012 (1)
Net asset value, beginning of period	$14.13	$14.47	$11.96		$10.53		$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)	(0.05)	(0.03)		(0.00	) (7)	(0.00	) (7)
Net realized and unrealized gain on investments	1.45	0.53	2.58		1.43		0.53
Total from investment operations	1.44	0.48	2.55		1.43		0.53

Less distributions from:
Net investment income	—	—	(0.00	) (7)	—		—
Net realized gains	(0.40)	(0.82)	(0.04)		—		—
Total distributions	(0.40)	(0.82)	(0.04)		—		—
Paid-in-Capital From Redemption Fees (2)	0.00 (7)	0.00 (7)	—		—		0.00	(7)
Net asset value, end of period	$15.17	$14.13	$14.47		$11.96		$10.53
Total return (3)	10.27%	3.48%	21.34%		13.58%		5.30	% (6)
Net assets, at end of period (000s)	$19,803	$15,269	$10,215		$8,996		$8,506
Ratio of gross expenses to average net assets (4)	2.18%	2.38%	2.64%		2.79%		4.07	% (5)
Ratio of net expenses to average net assets	2.15%	2.15%	2.15%		2.15%		2.15	% (5)
Ratio of net investment loss to average net assets	(0.06)%	(0.35)%	(0.23)%		(0.02)%		(0.03	)% (5)
Portfolio Turnover Rate	49%	22%	23%		32%		34	% (6)

(1)	The Patriot Fund’s Class I shares commenced operations on March 1, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	September 30,	September 30,		September 30,		September 30,	September 30,
Class A Shares	2016	2015		2014		2013	2012 (1)
Net asset value, beginning of period	$13.18	$14.66		$13.47		$12.02	$10.00
Activity from investment operations:
Net investment income (2)	0.05	0.07		0.07		0.07	0.01
Net realized and unrealized gain (loss) on investments	0.80	(0.84)		1.17		1.42	2.03
Total from investment operations	0.85	(0.77)		1.24		1.49	2.04

Less distributions from:
Net investment income	(0.04)	(0.05)		(0.05)		—	(0.00	) (3)
Net realized gains	(0.29)	(0.66)		—		(0.04)	(0.02)
Total distributions	(0.33)	(0.71)		(0.05)		(0.04)	(0.02)
Paid-in-Capital From Redemption Fees (2)	—	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$13.70	$13.18		$14.66		$13.47	$12.02
Total return (4)	6.61%	(5.41)%		9.20%		12.40%	20.41	% (8)
Net assets, at end of period (000s)	$1,700	$1,892		$2,285		$3,088	$4,577
Ratio of gross expenses to average net assets (5)(7)	2.22%	2.13	% (11)	2.10	% (11)	2.40%	3.35	% (6)
Ratio of net expenses to average net assets (7)	2.20%	2.26	% (10)	2.35	% (10)	2.35%	2.35	% (6)
Ratio of net investment income to average net assets (7)(9)	0.36%	0.50%		0.48%		0.58%	0.10	% (6)
Portfolio Turnover Rate	71%	49%		59%		63%	150	% (8)

(1)	The Patriot Balanced Fund’s Class A shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	September 30,	September 30,		September 30,		September 30,	September 30,
Class C Shares	2016	2015		2014		2013	2012 (1)
Net asset value, beginning of period	$12.88	$14.40		$13.30		$11.96	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.03)		(0.04)		(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	0.80	(0.83)		1.14		1.40	2.05
Total from investment operations	0.74	(0.86)		1.10		1.38	1.98

Less distributions from:
Net investment income	—	—		(0.00)	(3)	—	—
Net realized gains	(0.29)	(0.66)		—		(0.04)	(0.02)
Total distributions	(0.29)	(0.66)		(0.00)		(0.04)	(0.02)
Paid-in-Capital From Redemption Fees (2)	—	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$13.33	$12.88		$14.40		$13.30	$11.96
Total return (4)	5.85%	(6.15)%		8.28%		11.54%	19.79	% (8)
Net assets, at end of period (000s)	$387	$538		$728		$225	$202
Ratio of gross expenses to average net assets (5)(7)	3.02%	2.88	% (11)	2.85	% (11)	3.15%	4.10	% (6)
Ratio of net expenses to average net assets (7)	2.99%	3.01	% (10)	3.10	% (10)	3.10%	3.10	% (6)
Ratio of net investment loss to average net assets (7)(9)	(0.44)%	(0.24)%		(0.31)%		(0.17)%	(0.65	)% (6)
Portfolio Turnover Rate	71%	49%		59%		63%	150	% (8)

(1)	The Patriot Balanced Fund’s Class C shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	September 30,	September 30,		September 30,		September 30,	September 30,
Class I Shares	2016	2015		2014		2013	2012 (1)
Net asset value, beginning of period	$13.23	$14.72		$13.56		$12.06	$10.00
Activity from investment operations:
Net investment income (2)	0.07	0.11		0.10		0.11	0.04
Net realized and unrealized gain (loss) on investments	0.83	(0.85)		1.17		1.43	2.05
Total from investment operations	0.90	(0.74)		1.27		1.54	2.09

Less distributions from:
Net investment income	(0.08)	(0.09)		(0.11)		—	(0.01)
Net realized gains	(0.29)	(0.66)		—		(0.04)	(0.02)
Total distributions	(0.37)	(0.75)		(0.11)		(0.04)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$13.76	$13.23		$14.72		$13.56	$12.06
Total return (4)	6.96%	(5.21)%		9.41%		12.78%	20.87	% (8)
Net assets, at end of period (000s)	$16,222	$16,707		$20,916		$15,417	$6,676
Ratio of gross expenses to average net assets (5)(7)	2.02%	1.88	% (11)	1.85	% (11)	2.07%	3.10	% (6)
Ratio of net expenses to average net assets (7)	1.99%	2.01	% (10)	2.10	% (10)	2.07%	2.10	% (6)
Ratio of net investment income to average net assets (7)(9)	0.55%	0.75%		0.71%		0.88%	0.35	% (6)
Portfolio Turnover Rate	71%	49%		59%		63%	150	% (8)

(1)	The Patriot Balanced Fund’s Class I shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2016

1.	ORGANIZATION

The Patriot Fund (“PF”) and The Patriot Balanced Fund (known as Ascendant Balanced Fund, prior to January 28, 2016) (“PBF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. PF’s investment objective is to seek growth of capital. PBF’s investment objective is to seek total return from income and growth of capital.

The Funds currently offer Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2016 for the Fund’s assets measured at fair value:

Patriot Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$30,527,804	$—	$—	$30,527,804
Short-Term Investment	140,026	—	—	140,026
Total	$30,667,830	$—	$—	$30,667,830

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Patriot Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$6,953,167	$—	$—	$6,953,167
Convertible Bonds	—	2,146,055	—	2,146,055
Exchange Traded Funds	1,851,690	—	—	1,851,690
Mutual Funds	4,420,697	—	—	4,420,697
Non-Convertible Bonds	—	1,913,310	—	1,913,310
U.S. Government Treasury Obligations	—	102,943	—	102,943
Short-Term Investment	951,884	—	—	951,884
Total	$14,177,438	$4,162,308	$—	$18,339,746

There were no transfers into or out of Level 1, Level 2 or Level 3 during the year. It is the Funds’ policy to record transfers between fair value levels at the end of the reporting period. The Funds did not hold any Level 3 securities during the year.

*	See Portfolios of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $19,512,244 and $12,195,478, respectively, for PF. For the year ended September 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $12,451,631 and $14,313,898, respectively, for PBF.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Ascendant Advisors, LLC serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of PF and 1.10% of PBF average daily net assets, respectively. For the year ended September 30, 2016, PF incurred $356,003 in advisory fees and PBF incurred $203,527 in advisory fees.

Pursuant to an exemptive order, the PBF invested a portion of its assets in the Ascendant Deep Value Convertibles Fund and in the Patriot Fund. The Advisor has agreed to waive its advisory fee on the portion of PBF’s assets that are invested in the Ascendant Deep Value Convertibles Fund and in the

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Patriot Fund. For the year ended September 30, 2016, PBF waived $511 and $3,703, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of Funds service providers (other than the adviser), do not exceed the following:

	Class A	Class C	Class I
PF	2.40%	3.15%	2.15%
PBF	2.35%	3.10%	2.10%

These amounts will herein be referred to as the “expense limitations” and are based upon a per annum of the Funds’ average daily net assets.

If the Adviser waives any fees or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If the Fund’s operating expenses subsequently exceed their respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2016, the Adviser waived fees in the amount of $9,031 for PF.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2017	9/30/2018	9/30/2019
PF	$57,261	$36,974	$9,031

During the year ended September 30, 2016, AWM Services, LLC, a registered broker/dealer and an affiliate of the Adviser executed trades on behalf of the Funds. AWM Services, LLC received $28,064 from PF and $32,885 from PBF in brokerage commissions.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds principal underwriter in a continuous public offering of the Funds shares. On sales of PF’s Class A shares for the year ended September 30, 2016, the Distributor received $89,181 from front-end sales charges of which $13,238 was retained by the principal underwriter or other affiliated broker-dealers. On sales of PBF’s Class A shares for the year ended September 30, 2016, the Distributor received $0 from front-end sales charges.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended September 30, 2016 and September 30, 2015 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2016	Income	Capital Gains	Capital	Total
Patriot Fund	$64,411	$557,241	$—	$621,652
Patriot Balanced Fund	107,018	415,360	—	522,378

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2015	Income	Capital Gains	Capital	Total
Patriot Fund	$142,790	$571,859	$—	714,649
Patriot Balanced Fund	612,109	612,822	—	1,224,931

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings
Patriot Fund	$—	$487,591	$(30,837)	$—	$(4,891)	$4,345,017	$4,796,880
Patriot Balanced Fund	121,614	1,225,031	—	—	(633)	1,615,787	2,961,799

The difference between book basis and tax basis net investment income (loss), unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, the market-to-market on passive foreign investment companies, and tax adjustments for real estate investment trusts, grantor trusts, partnerships, contingent payment debt instruments, deemed dividend distributions, and return of capital distributions from C-Corporations. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Patriot Fund	$30,837
Patriot Balanced Fund	—

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, and tax adjustments related to real estate investment trusts, grantor trusts, partnerships, contingent payment debt instruments, deemed dividend distributions, and return of capital distributions from C-Corporations, resulted in reclassification for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Patriot Fund	$(8,929)	$9,044	$(115)
Patriot Balanced Fund	—	(6,366)	6,366

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the year ended September 30, 2016, $137 in redemption fees was assessed to PF.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common management. Companies which are affiliates of a Fund at September 30, 2016 are noted in the Funds’ Portfolio of Investments. Transactions during the year ended September 30, 2016 with companies which are affiliates are as follows for PBF:

		Value -				Dividends
		Beginning of		Sales	Realized	Credited to	Value - End of	Shares at
Cusip	Description	Year	Purchases	Proceeds	Losses	Income	Year	Year End
66537Y462	Patriot Fund	$—	$4,215,000	$—	$—	$—	$4,204,909	280,889
66537Y686	Ascendant Deep Value Convertibles Fund	—	500,000	300,000	(263)	991	199,737	17,505
	Total	$—	$4,715,000	$300,000	$(263)	$991	$4,404,646	298,394

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Patriot Fund and Patriot Balanced Fund

We have audited the accompanying statements of assets and liabilities of the Patriot Fund and Patriot Balanced Fund (formerly Ascendant Balanced Fund) (the “Funds”), each a series of shares of beneficial interest in the Northern Lights Fund Trust, including the portfolios of investments, as of September 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Patriot Fund and Patriot Balanced Fund as of September 30, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 29, 2016

The Patriot Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2016

As a shareholder of the Patriot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Patriot Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Patriot Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid During	Expenses Ratio During
	Account Value	Value	Period	Period
Actual	4/1/16	9/30/16	4/1/16 - 9/30/16*	4/1/16 - 9/30/16**
Patriot Fund:
Class A	$1,000.00	$1,031.00	$12.19	2.40%
Class C	$1,000.00	$1,027.00	$15.96	3.15%
Class I	$1,000.00	$1,032.70	$10.93	2.15%

Patriot Balanced Fund:
Class A	$1,000.00	$1,048.20	$12.03	2.35%
Class C	$1,000.00	$1,043.90	$15.84	3.10%
Class I	$1,000.00	$1,049.60	$10.76	2.10%
	Beginning	Ending Account	Expenses Paid During	Expenses Ratio During
	Account Value	Value	Period	Period
Hypothetical (5% return before Expenses)	4/1/16	9/30/16	4/1/16 - 9/30/16*	4/1/16 - 9/30/16**
Patriot Fund:
Class A	$1,000.00	$1,013.00	$12.08	2.40%
Class C	$1,000.00	$1,009.25	$15.82	3.15%
Class I	$1,000.00	$1,014.25	$10.83	2.15%

Patriot Balanced Fund:
Class A	$1,000.00	$1,013.25	$11.83	2.35%
Class C	$1,000.00	$1,009.50	$15.57	3.10%
Class I	$1,000.00	$1,014.50	$10.58	2.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

THE PATRIOT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2016

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	117	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	117	Schroder Global Series Trust (since 2012); Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund; Altegris KKR Commitments Fund (since 2014) and Ramius Archview Credit and Distressed Fund (since 2015)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	105	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Greenwich Advisers Trust (2007- February 2011); Global Real Estate Fund (2008-2011); The World Funds Trust (2010-2013); Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	105	AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	142	Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	142	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (2007-2012); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007)

9/30/16 – NLFT_v2

THE PATRIOT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2016

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, Blu Giant, LLC (2004 - 2011).	105	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”), Northern Lights Fund Trust IV (“NLFT IV”), Northern Lights Variable Trust (“NLVT”) and Two Roads Shared Trust.

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-527-2363.

9/30/16 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER
Ascendant Advisors, LLC
Four Oaks Place
1330 Post Oaks Blvd., Suite 1550
Houston, TX 77056

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2016 - $24,500

2015 - $12,000

(b)	Audit-Related Fees

2016 - None

2015 - None

(c)	Tax Fees

2016 - $4,400

2015 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 - None

2015 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

   2016      2015

Audit-Related Fees:      0.00%   0.00%

Tax Fees:      0.00%   0.00%

All Other Fees:     0.00%   0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 - $4,400

2015 - $2,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/08/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/08/16

By (Signature and Title)

/s/Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 12/08/16